Share Capital and Other Components of Equity (Tables)	6 Months Ended
Dec. 31, 2024
Share Capital and Other Components of Equity [Abstract]
Schedule of Changes in Company’s Stock Options

A summary of the changes in the Company’s stock options is as follows:

Stock options (#)
Outstanding, July 1, 2023	2,134,608
Expired/cancelled	(102,186)
Exercised	(84,162)
Outstanding, June 30, 2024	1,948,260
Expired/cancelled	(143,253)
Outstanding, December 31, 2024	1,805,007

Schedule of Stock Options Outstanding

Details of stock options outstanding at December 31, 2024 were as follows:

Exercise price	Weighted average contractual life	Number of options outstanding	Number of options exercisable
$0.57	4.95	552,116	552,116
$0.95	1.55	973,769	967,125
$1.23	2.07	23,580	23,580
$2.85	0.47	23,580	23,580
$12.73	4.58	128,138	94,838
$24.46	0.07	103,824	103,824
		1,805,007	1,765,063

Schedule of Warrants

Warrants of the Company classified as equity are composed of the following as at December 31, 2024:

Date of issuance	Number of warrants outstanding	Number of warrants exercisable	Exercise price	Expiry date
June 16, 2023	332,915	332,915	7.81	June 15, 2028
August 10, 2023	136,494	136,494	7.81	August 9, 2028
September 13, 2023	135,828	135,828	7.81	September 12, 2028
September 26, 2023	360,211	360,211	7.81	September 25, 2028
September 30, 2023	25,609	25,609	7.81	September 29, 2028
October 26, 2023	569,280	569,280	7.81	October 25, 2028
December 15, 2023	46,608	46,608	7.81	December 14, 2028
April 5, 2024	40,606	40,606	7.81	April 4, 2029
April 26, 2024	19,975	19,975	7.81	April 25, 2029
March 12, 2024	99,261	99,261	7.81	March 11, 2029
March 26, 2024	11,318	11,318	7.81	March 25, 2029
April 15, 2024	192,065	192,065	7.81	April 14, 2029
May 1, 2024	9,761	9,761	7.81	April 30, 2029
May 29, 2024	2,561	2,561	7.81	May 28, 2029
July 20, 2024	32,011	32,011	7.81	July 19, 2029
July 22, 2024	12,804	12,804	7.81	July 21, 2029
July 30, 2024	2,561	2,561	7.81	July 29, 2029
August 30, 2024	23,688	23,688	7.81	August 29, 2029
October 8, 2024	64,022	64,022	7.81	October 7, 2029
October 18, 2024	6,402	6,402	7.81	October 17, 2029
November 12, 2024	62,498	62,498	7.81	November 11, 2029
	2,186,478	2,186,478